Consolidated statements of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss)	€ (698)	€ (463)	€ (1,605)
Discontinued operations, net of income taxes	(142)	10	(13)
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Depreciation, amortization, and impairment of assets	1,390	1,261	1,602
Impairment of goodwill		8	1,357
Share-based compensation	96	88	95
Net loss (gain) on sale of assets	(19)	(71)	(115)
Interest income	(81)	(46)	(25)
Interest expense on debt, borrowings, and other liabilities	270	255	226
Investments in associates, net of income taxes	126	107	112
Income tax expense (benefit)	964	(71)	(113)
Decrease (increase) in working capital	(355)	913	(862)
Decrease (increase) in receivables and other current assets	(1)	298	(342)
Decrease (Increase) in inventories	230	257	(572)
Increase (decrease) in accounts payable, accrued and other current liabilities	(583)	358	52
Decrease (increase) in non-current receivables and other assets	(5)	(33)	1
Increase (decrease) in other liabilities	(51)	(38)	(84)
Increase (decrease) in provisions	316	422	(199)
Other items	101	129	(39)
Interest received	83	53	15
Interest paid	(261)	(250)	(205)
Dividends received from investments in associates	8	13	12
Income taxes paid	(173)	(152)	(333)
Net cash provided by (used for) operating activities	1,569	2,136	(173)
Cash flows from investing activities
Net capital expenditures	(663)	(554)	(788)
Purchase of intangible assets	(118)	(96)	(105)
Expenditures on development assets	(241)	(203)	(257)
Capital expenditures on property, plant and equipment	(317)	(345)	(444)
Proceeds from sales of property, plant and equipment	13	90	18
Net proceeds from (cash used for) derivatives and current financial assets	38	(46)	(72)
Purchase of other non-current financial assets	(123)	(92)	(116)
Proceeds from other non-current financial assets	57	48	78
Purchase of businesses, net of cash acquired	(8)	(73)	(712)
Net proceeds from sale of interests in businesses, net of cash disposed	126	80	124
Net cash provided by (used for) for investing activities	(573)	(636)	(1,487)
Cash flows from financing activities
Proceeds from issuance (payments on) short-term debt	(30)	29	47
Principal payments on current portion of long-term debt	(763)	(754)	(1,472)
Proceeds from issuance of long-term debt	710	544	2,516
Re-issuance of treasury shares	0	0	12
Purchase of treasury shares	(411)	(662)	(187)
Dividends paid to shareholders of Koninklijke Philips N.V.	(1)	(2)	(412)
Dividends paid to shareholders of non-controlling interests	(2)	(3)	(6)
Net cash provided by (used for) financing activities	(496)	(848)	500
Net cash provided by (used for) continuing operations	500	652	(1,160)
Net cash provided by (used for) discontinued operations	(13)	123	(12)
Net cash provided by (used for) continuing and discontinued operations	487	776	(1,172)
Effect of changes in exchange rates on cash and cash equivalents	45	(79)	41
Cash and cash equivalents at the beginning of the period	1,869	1,172	2,303
Cash and cash equivalents at the end of the period	€ 2,401	€ 1,869	€ 1,172